UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03639
Morgan Stanley Mid Cap Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
212-296-6963
Registrant’s telephone number, including area code:
Date of fiscal year end: September 30, 2011
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments • December 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (95.5%)
	Air Freight & Logistics (3.6%)
74,783	C.H. Robinson Worldwide, Inc.	$5,996,849
155,144	Expeditors International of Washington, Inc.	8,470,862

		14,467,711

	Biotechnology (0.7%)
138,620	Ironwood Pharmaceuticals, Inc. (a)(b)	1,434,717
113,599	Ironwood Pharmaceuticals, Inc. (a)	1,175,750

		2,610,467

	Capital Markets (2.5%)
68,229	Greenhill & Co., Inc.	5,572,945
68,383	T. Rowe Price Group, Inc.	4,413,439

		9,986,384

	Chemicals (4.6%)
198,174	Intrepid Potash, Inc. (a)	7,389,908
183,633	Nalco Holding Co.	5,865,238
130,747	Rockwood Holdings, Inc. (a)	5,114,823

		18,369,969

	Commercial Services & Supplies (5.3%)
289,979	Covanta Holding Corp.	4,984,739
444,848	Edenred (France) (a)	10,530,758
73,228	Stericycle, Inc. (a)	5,925,610

		21,441,107

	Construction Materials (1.3%)
56,474	Martin Marietta Materials, Inc.	5,209,162

	Diversified Consumer Services (1.3%)
51,163	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	5,383,882

	Diversified Financial Services (5.6%)
47,569	IntercontinentalExchange, Inc. (a)	5,667,846
214,936	Leucadia National Corp.	6,271,833
58,327	Moody’s Corp.	1,547,999
229,316	MSCI, Inc. (Class A) (a)	8,934,151

		22,421,829

	Food Products (2.3%)
145,125	Mead Johnson Nutrition Co.	9,034,031

	Health Care Equipment & Supplies (4.8%)
110,057	Gen-Probe, Inc. (a)	6,421,826
72,306	IDEXX Laboratories, Inc. (a)	5,005,022
30,783	Intuitive Surgical, Inc. (a)	7,934,318

		19,361,166

	Hotels, Restaurants & Leisure (7.0%)
76,779	Betfair Group PLC (United Kingdom) (a)	1,153,959
30,340	Chipotle Mexican Grill, Inc. (Class A) (a)	6,452,105
231,503	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	9,364,296
107,969	Wynn Resorts Ltd.	11,211,501

		28,181,861

	Household Durables (1.7%)
208,045	Gafisa SA (ADR) (Brazil)	3,022,894
5,298	NVR, Inc. (a)	3,661,024

		6,683,918

	Information Technology Services (3.9%)
163,507	Gartner, Inc. (a)	5,428,432
245,150	Teradata Corp. (a)	10,090,374

		15,518,806

	Internet & Catalog Retail (5.6%)
54,537	NetFlix, Inc. (a)	9,582,151
32,565	Priceline.com, Inc. (a)	13,011,346

		22,593,497

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments • December 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Internet Software & Services (2.1%)
102,864	Akamai Technologies, Inc. (a)	$4,839,751
2,000,900	Alibaba.com Ltd. (Cayman Islands) (c)	3,588,481

		8,428,232

	Life Sciences Tools & Services (4.2%)
186,856	Illumina, Inc. (a)	11,835,459
75,138	Techne Corp.	4,934,313

		16,769,772

	Machinery (1.9%)
65,392	Schindler Holding AG (Switzerland)	7,735,139

	Media (5.1%)
94,229	Discovery Communications, Inc. Ser C (a)	3,457,262
277,464	Groupe Aeroplan, Inc. (Canada)	3,814,677
98,025	Morningstar, Inc.	5,203,167
136,795	Naspers Ltd. (Class N) (South Africa)	8,056,109

		20,531,215

	Metals & Mining (2.3%)
1,481,114	Lynas Corp. Ltd. (Australia) (a)	3,120,654
118,199	Molycorp, Inc. (a)	5,898,130

		9,018,784

	Multiline Retail (2.0%)
108,799	Dollar Tree, Inc. (a)	6,101,448
27,617	Sears Holdings Corp. (a)	2,036,754

		8,138,202

	Oil, Gas & Consumable Fuels (3.7%)
130,165	Range Resources Corp.	5,854,822
189,346	Ultra Petroleum Corp. (Canada) (a)	9,045,058

		14,899,880

	Personal Products (1.5%)
204,073	Natura Cosmeticos SA (Brazil)	5,862,796

	Professional Services (5.6%)
76,403	IHS, Inc. (Class A) (a)	6,142,037
272,781	Intertek Group PLC (United Kingdom)	7,548,897
259,974	Verisk Analytics, Inc. (Class A) (a)	8,859,914

		22,550,848

	Semiconductors & Semiconductor Equipment (1.7%)
177,758	ARM Holdings PLC (ADR) (United Kingdom)	3,688,478
25,228	First Solar, Inc. (a)	3,283,172

		6,971,650

	Software (11.2%)
128,897	Autodesk, Inc. (a)	4,923,865
49,802	Citrix Systems, Inc. (a)	3,406,955
65,360	Factset Research Systems, Inc.	6,128,154
150,071	Red Hat, Inc. (a)	6,850,741
70,343	Rovi Corp. (a)	4,361,969
79,237	Salesforce.com, Inc. (a)	10,459,284
172,143	Solera Holdings, Inc.	8,834,379

		44,965,347

	Textiles, Apparel & Luxury Goods (1.2%)
72,014	Lululemon Athletica, Inc. (a)	4,927,198

	Trading Companies & Distributors (1.4%)
90,442	Fastenal Co.	5,418,380

	Wireless Telecommunication Services (1.4%)
56,943	Millicom International Cellular SA (Luxembourg)	5,443,751

	Total Common Stocks (Cost $289,047,283)	382,924,984

Morgan Stanley Mid Cap Growth Fund
Portfolio of Investments • December 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Convertible Preferred Stocks (1.1%)
	Alternative Energy (0.4%)
515,519	Better Place, Inc. (a)(d)(e)	$1,546,557

	Consumer Discretionary (0.7%)
93,188	Groupon, Inc. (Series G) (a)(d)(e)	2,943,809

	Total Convertible Preferred Stocks (Cost $4,490,366)	4,490,366

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (3.4%)
	Investment Company
13,753	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $13,753,178)		13,753,178

	Total Investments (Cost $307,290,827) (g)	100.0%	401,168,528
	Liabilities in Excess of Other Assets	0.0	(25,170)

	Net Assets	100.0%	$401,143,358

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Super voting rights at a ratio of 10:1.

(c)	Security trades on the Hong Kong exchange.

(d)	Illiquid security. Resale is restricted to qualified institutional investors.

(e)	At December 31, 2010, the Fund held fair valued securities valued at $4,490,366, representing 1.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mid Cap Growth Fund
Notes to the Portfolio of Investments • December 31, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Freight & Logistics	$14,467,711	$14,467,711	—	—
Biotechnology	2,610,467	2,610,467	—	—
Capital Markets	9,986,384	9,986,384	—	—
Chemicals	18,369,969	18,369,969	—	—
Commercial Services & Supplies	21,441,107	21,441,107	—	—
Construction Materials	5,209,162	5,209,162	—	—
Diversified Consumer Services	5,383,882	5,383,882	—	—
Diversified Financial Services	22,421,829	22,421,829	—	—
Food Products	9,034,031	9,034,031	—	—
Health Care Equipment & Supplies	19,361,166	19,361,166	—	—
Hotels, Restaurants & Leisure	28,181,861	28,181,861	—	—
Household Durables	6,683,918	6,683,918	—	—
Information Technology Services	15,518,806	15,518,806	—	—
Internet & Catalog Retail	22,593,497	22,593,497	—	—
Internet Software & Services	8,428,232	8,428,232	—	—
Life Sciences Tools & Services	16,769,772	16,769,772	—	—
Machinery	7,735,139	7,735,139	—	—
Media	20,531,215	20,531,215	—	—
Metals & Mining	9,018,784	9,018,784	—	—
Multiline Retail	8,138,202	8,138,202	—	—
Oil, Gas & Consumable Fuels	14,899,880	14,899,880	—	—
Personal Products	5,862,796	5,862,796	—	—
Professional Services	22,550,848	22,550,848	—	—
Semiconductors & Semiconductor Equipment	6,971,650	6,971,650	—	—
Software	44,965,347	44,965,347	—	—
Textiles, Apparel & Luxury Goods	4,927,198	4,927,198	—	—
Trading Companies & Distributors	5,418,380	5,418,380	—	—
Wireless Telecommunication Services	5,443,751	5,443,751	—	—

Total Common Stocks	382,924,984	382,924,984	—	—

Convertible Preferred Stocks	4,490,366	—	—	$4,490,366
Short-Term Investment — Investment Company	13,753,178	13,753,178	—	—

Total	$401,168,528	$396,678,162	—	$4,490,366

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2010, the Fund did not have any investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES
Beginning Balance	$1,546,557
Net purchases (sales)	2,943,809
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$4,490,366

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2010	$—

Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid Cap Growth Fund

/s/ Sara Furber
Sara Furber
Principal Executive Officer February 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer February 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer February 17, 2011